Investment in Securities (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Investment in Securities

Investment in securities as of March 31, 2016 and 2017 consists of the following:

	Millions of yen
	2016	2017
Trading securities*	¥725,821	¥569,074
Available-for-sale securities	1,347,890	1,165,417
Held-to-maturity securities	114,858	114,400
Other securities	156,223	177,621

Total	¥2,344,792	¥2,026,512

*	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities were ¥704,313 million and ¥547,850 million as of March 31, 2016 and 2017, respectively.

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type as of March 31, 2016 and 2017 are as follows:

March 31, 2016

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥464,854	¥32,501	¥0	¥497,355
Japanese prefectural and foreign municipal bond securities	165,465	4,106	(37)	169,534
Corporate debt securities	403,349	7,443	(13)	410,779
Specified bonds issued by SPEs in Japan	3,422	39	0	3,461
CMBS and RMBS in the Americas	97,692	1,906	(2,412)	97,186
Other asset-backed securities and debt securities	63,079	1,744	(6,593)	58,230
Equity securities	85,452	33,492	(7,599)	111,345

	1,283,313	81,231	(16,654)	1,347,890

Held-to-maturity:
Japanese government bond securities and other	114,858	30,662	0	145,520

	¥1,398,171	¥111,893	¥(16,654)	¥1,493,410

March 31, 2017

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥334,117	¥12,321	¥(826)	¥345,612
Japanese prefectural and foreign municipal bond securities	166,789	3,034	(1,001)	168,822
Corporate debt securities	393,021	3,606	(2,983)	393,644
Specified bonds issued by SPEs in Japan	1,077	10	0	1,087
CMBS and RMBS in the Americas	95,700	3,359	(558)	98,501
Other asset-backed securities and debt securities	61,138	3,957	(378)	64,717
Equity securities	67,914	25,618	(498)	93,034

	1,119,756	51,905	(6,244)	1,165,417

Held-to-maturity:
Japanese government bond securities and other	114,400	25,323	0	139,723

	¥1,234,156	¥77,228	¥(6,244)	¥1,305,140

Information about Available-for-Sale Securities and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position

The following table provides information about available-for-sale securities and held-to-maturity securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2016 and 2017, respectively:

March 31, 2016

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese prefectural and foreign municipal bond securities	¥14,821	¥(30)	¥554	¥(7)	¥15,375	¥(37)
Corporate debt securities	32,969	(13)	1,802	0	34,771	(13)
CMBS and RMBS in the Americas	55,226	(2,234)	5,002	(178)	60,228	(2,412)
Other asset-backed securities and debt securities	14,220	(1,857)	18,846	(4,736)	33,066	(6,593)
Equity securities	17,040	(7,550)	594	(49)	17,634	(7,599)

	¥134,276	¥(11,684)	¥26,798	¥(4,970)	¥161,074	¥(16,654)

March 31, 2017
	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥33,991	¥(826)	¥0	¥0	¥33,991	¥(826)
Japanese prefectural and foreign municipal bond securities	36,873	(696)	6,202	(305)	43,075	(1,001)
Corporate debt securities	152,812	(2,983)	0	0	152,812	(2,983)
CMBS and RMBS in the Americas	20,238	(485)	9,428	(73)	29,666	(558)
Other asset-backed securities and debt securities	3,308	(1)	3,991	(377)	7,299	(378)
Equity securities	7,645	(480)	787	(18)	8,432	(498)

	¥254,867	¥(5,471)	¥20,408	¥(773)	¥275,275	¥(6,244)

Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for fiscal 2015, 2016 and 2017 are as follows:

	Millions of yen
	2015	2016	2017
Total other-than-temporary impairment losses	¥9,077	¥4,517	¥6,608
Portion of loss recognized in other comprehensive income (before taxes)	(80)	(2)	0

Net impairment losses recognized in earnings	¥8,997	¥4,515	¥6,608

Roll-Forwards of Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for fiscal 2015, 2016 and 2017 are as follows:

	Millions of yen
	2015	2016	2017
Beginning	¥1,991	¥2,633	¥1,413
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	456	0	0
Credit loss for which an other-than-temporary impairment was previously recognized	282	49	0
Reduction during the period:
For securities sold or redeemed	(44)	(604)	(171)
Due to change in intent to sell or requirement to sell	(52)	(665)	(22)

Ending	¥2,633	¥1,413	¥1,220

Summary of Contractual Maturities of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities

Available-for-sale securities held as of March 31, 2017:

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥55,086	¥56,943
Due after one to five years	287,573	289,773
Due after five to ten years	393,476	394,894
Due after ten years	315,707	330,773

	¥1,051,842	¥1,072,383

Held-to-maturity securities held as of March 31, 2017:

	Millions of yen
	Amortized cost	Fair value
Due after ten years	¥114,400	¥139,723

	¥114,400	¥139,723